Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Balance at beginning	$ 2,447	$ 2,484
Impact of foreign exchange	2	(37)
Balance at ending	2,449	2,447
Agricultural equipment [Member]
Goodwill [Line Items]
Balance at beginning	1,645	1,662
Impact of foreign exchange	3	(17)
Balance at ending	1,648	1,645
Construction Equipment [Member]
Goodwill [Line Items]
Balance at beginning	588	595
Impact of foreign exchange		(7)
Balance at ending	588	588
Commercial Vehicles [Member]
Goodwill [Line Items]
Balance at beginning	57	61
Impact of foreign exchange	(2)	(4)
Balance at ending	55	57
Powertrain [Member]
Goodwill [Line Items]
Balance at beginning	5	5
Balance at ending	5	5
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	152	161
Impact of foreign exchange	1	(9)
Balance at ending	$ 153	$ 152